Leases - Additional Information (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	May 01, 2019
Leases Obligation [Line Items]
Net carrying amount of leased equipment	$ 402,883	$ 77,285
Net carrying amount of leased automobile	$ 66,881	42,682
Right-of-use asset			$ 1,700,000
Equipment and Automobile Leases | Bottom of Range
Leases Obligation [Line Items]
Lease obligation, expiration year	2021
Lease obligation, interest rate	8.00%
Equipment and Automobile Leases | Top of Range
Leases Obligation [Line Items]
Lease obligation, expiration year	2024
Lease obligation, interest rate	17.00%
Office Lease
Leases Obligation [Line Items]
Lease obligation commencement period description	The Company also entered into office leases in January 2018, May 2018, May 2019, June 2019, December 2019, and August 2020.
Right-of-use asset	$ 1,400,000	$ 1,700,000